Basis of presentation and significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2021 SGD ($)
Product Information [Line Items]
Working capital	$ 3,223,552		$ 3,223,552			$ 4,384,999	$ 2,990,424
Shareholders' deficit	3,278,484		3,278,484		$ 1,778,299	4,459,722	2,897,284	$ 683,522
Equity Method Investments
Insurance of deposit						$ 100,000
Research and development expenses	$ 177,433	$ 241,362	$ 177,433	$ 167,734	$ 292,879
United State Dollar [Member]
Product Information [Line Items]
Foreign currency, exchange rate	0.7351					0.7351
Singapore Dollar [Member]
Product Information [Line Items]
Foreign currency, exchange rate	1					1
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	8.30%	8.30%	22.00%	22.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	39.00%	39.00%	25.10%	25.10%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	13.40%	13.40%	18.10%	18.10%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	32.50%	32.50%	22.80%	22.80%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	23.80%	23.80%	17.00%	17.00%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%	0.00%	7.90%	7.90%
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	20.90%	20.90%	13.40%	13.40%
Customer D [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			6.50%	6.50%
Customer E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	4.80%	4.80%	10.70%	10.70%
Customer E [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	3.00%	3.00%	26.00%	26.00%
Customer F [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	3.20%	3.20%
Vendor A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			34.60%	34.60%
Vendor A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	67.40%	67.40%
Vendor B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			19.40%	19.40%
Vendor C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			18.30%	18.30%
Vendor C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	18.00%	18.00%
Vendor D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			9.90%	9.90%